Real estate assets, net	6 Months Ended
Jun. 30, 2013
Real Estate [Abstract]
Real estate assets, net
Real estate assets, net

Acquisitions

During the six months ended June 30, 2013, we acquired six residential properties, or "real estate owned," as part of the loan portfolio acquisitions described above which were converted to properties on foreclosure of the mortgage loans prior to the acquisition closing date. The aggregate purchase price attributable to these properties was $0.3 million. We acquired no residential properties in this manner during the three months ended June 30, 2013.

Real estate held for sale

As of June 30, 2013, we classified eight properties having carrying value of $0.9 million as real estate held for sale because we intend to sell the properties which do not meet our residential rental property investment criteria. The real estate held for sale balance is composed solely of real estate owned. These properties have had no significant operations, and, therefore, we are not presenting discontinued operations related to these properties.